Inventories, net	12 Months Ended
Dec. 31, 2025
Inventory Disclosure [Abstract]
Inventories, net
Note 8 — Inventories, net
Inventories, net consist of the following as of December 31, 2025 and 2024:

	As of
	December 31, 2025	December 31, 2024
Raw materials:
Cannabis	$38,885	$43,554
Non-Cannabis	20,029	15,443
Total raw materials	58,914	58,997

Work-in-process	67,996	59,995
Finished goods	98,112	97,945
Inventories, net	$225,022	$216,937
As of December 31, 2025 and 2024, the Company’s inventory reserve, which is recognized within Inventories, net on the Consolidated Balance Sheets, was as follows:

	As of
	December 31, 2025	December 31, 2024
Inventory reserve	$(10,223)	$(11,775)
For the years ended December 31, 2025 and 2024, inventory write-downs recognized within Cost of goods sold on the Consolidated Statements of Operations totaled:

	Years Ended
	December 31, 2025	December 31, 2024
Inventory write-downs	$(1,932)	$(4,174)